Schedule of Assets (Held at End of Year) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets

EIN 41-6034000
Attachment to Form 5500, Schedule H, Line 4i:	Plan # 006
(in thousands)

(a)	(b)	(c)	(e)
	Identity of Issuer, Borrower or Similar Party	Description of Investment, including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	Current Value
*	BNSF 401(k) Plans Master Trust	Investment in Master Trust	$5,208,300
*	Notes receivable from participants	Interest rates of 4.25% -10.50% with maturities from less than one year to fifteen years	145,897
	Total assets held for investment purposes		$5,354,197

* Represents a party-in-interest, as defined by ERISA.